12. RECOVERABLE AND INCOME AND SOCIAL CONTRIBUTION TAXES (Details 1) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
RecoverableTaxesLineItems [Line Items]
Beginning balance	R$ (164.6)	R$ (171.4)
Additions	(40.0)	(28.7)
Write-offs	34.5	33.4
Exchange rate variation	0.6	2.1
Ending balance	(169.5)	(164.6)
State ICMS ("VAT") [Member]
RecoverableTaxesLineItems [Line Items]
Beginning balance	(114.3)	(113.9)
Additions	(37.7)	(28.2)
Write-offs	29.1	27.8
Exchange rate variation
Ending balance	122.9	(114.3)
PIS and COFINS ("Federal Taxes to Social Fund Programs") [Member]
RecoverableTaxesLineItems [Line Items]
Beginning balance	(19.9)	(25.1)
Additions		(0.2)
Write-offs	0.2	5.4
Exchange rate variation
Ending balance	(19.7)	(19.9)
Income and social contribution tax [Member]
RecoverableTaxesLineItems [Line Items]
Beginning balance	(9.0)	(9.0)
Additions
Write-offs
Exchange rate variation
Ending balance	(9.0)	(9.0)
IPI ("Federal VAT") [Member]
RecoverableTaxesLineItems [Line Items]
Beginning balance	(14.7)	(14.7)
Additions
Write-offs	1.2
Exchange rate variation
Ending balance	(13.5)	(14.7)
Other [Member]
RecoverableTaxesLineItems [Line Items]
Beginning balance	(6.7)	(8.7)
Additions	(2.3)	(0.3)
Write-offs	4.0	0.2
Exchange rate variation	0.6	2.1
Ending balance	R$ (4.4)	R$ (6.7)